Deposits and Subordinated Debt - Summary of Deposits payable on a fixed (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 383,010
Deposits more than one hundred thousand dollar [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	344,604	$ 315,258
Canada
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	278,444
Canada | Deposits more than one hundred thousand dollar [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	244,815	230,475
United States
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	61,168
United States | Deposits more than one hundred thousand dollar [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	56,393	50,542
Other Countries [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	43,398
Other Countries [member] | Deposits more than one hundred thousand dollar [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 43,396	$ 34,241